Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Schedule of Long-term Debt Instruments
Notes payable consists of the following:

	March 31, 2014	December 31, 2013
	(In millions)
Unsecured notes, net of discount, interest payable semi-annually at 5.50%, due September 2022	$398	$398
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018	286	285
Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	300	300
Unsecured BKFS notes, including premium, interest payable semi-annually at 5.75%, due April 2023	618	—
Revolving Credit Facility, unsecured, unused portion of $500 at March 31, 2014, due July 2018 with interest payable monthly at LIBOR + 1.45% (1.60% at March 31, 2014)	300	—
FNF Term Loan, interest payable monthly at LIBOR + 1.75% (1.90% at March 31, 2014), due January 2019	1,100	—
Remy Amended and Restated Term B Loan, interest payable quarterly at LIBOR (floor of 1.25%) + 3.00% (4.25% at March 31, 2014), due March 2020	267	266
Remy Revolving Credit Facility, unused portion of $73 at March 31, 2014, due September 2018 with interest payable monthly at base rate 3.25% + base rate margin .50% (3.75% at March 31, 2014)	—	—
Restaurant Group Term Loan, interest payable monthly at LIBOR + 3.75% (3.90% at March 31, 2014), due May 2017	53	53
Restaurant Group Revolving Credit Facility, unused portion of $62 at March 31, 2014, due May 2017 with interest payable monthly at base rate 3.25% + base rate margin 2.75% (6.00% at March 31, 2014)	—	—
Other	22	21
	$3,344	$1,323

Notes payable consists of the following:

	December 31,
	2013	2012
	(In millions)
Unsecured notes, net of discount, interest payable semi-annually at 5.50%, due September 2022	$398	$398
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018	285	282
Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	300	300
Revolving Credit Facility, unsecured, unused portion of $800 at December 31, 2013, due July 2018 with interest payable monthly at LIBOR + 1.45% (1.62% at December 31, 2013)	—	—
Remy Term B Loan, interest payable quarterly at LIBOR (floor of 1.75%) + 4.50%, due December 2016	—	259
Remy Amended and Restated Term B Loan, interest payable quarterly at LIBOR (floor of 1.25%) + 3.00% (4.25% at December 31, 2013), due March 2020	266	—
Remy Revolving Credit Facility, unused portion of $73 at December 31, 2013, due September 2018 with interest payable monthly at base rate 3.25% + base rate margin .50% (3.75% at December 31, 2013)	—	—
Restaurant Group Term Loan, interest payable monthly at LIBOR + 3.75% (3.92% at December 31, 2013), due May 2017	53	72
Restaurant Group Revolving Credit Facility, unused portion of $62 at December 31, 2013, due May 2017 with interest payable monthly at base rate 3.25% + base rate margin 2.75% (6.00% at December 31, 2013)	—	—
Other	21	33
	$1,323	$1,344

Schedule of Maturities of Long-term Debt

Gross principal maturities of notes payable at March 31, 2014 are as follows (in millions):
2014	$61
2015	123
2016	178
2017	552
2018	783
Thereafter	1,663
$3,360

Gross principal maturities of notes payable at December 31, 2013 are as follows (in millions):
2014	$18
2015	13
2016	13
2017	332
2018	304
Thereafter	661
$1,341